Schedule of Deferred Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, beginning balance	400,757		201,273
Weighted average grant date fair value per share, Unvested, beginning balance	$ 5.22		$ 8.33
Number of shares, Unvested, Granted	140,762	[1]	277,726	[2],[3]
Weighted average grant date fair value per share, Unvested, Granted	$ 7.53	[1]	$ 3.83	[2],[3]
Number of shares, Unvested, Vested	(159,169)		(76,213)
Weighted average grant date fair value per share, Unvested, Vested	$ 5.18		$ 8.00
Number of shares, Unvested, ending balance	332,209		400,757
Weighted average grant date fair value per share, Unvested, ending balance	$ 6.26		$ 5.22
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, beginning balance	9,643		42,728
Weighted average grant date fair value per share, Unvested, beginning balance	$ 5.60		$ 31.50
Number of shares, Unvested, Granted	36,535	[4]	81,868	[5],[6]
Weighted average grant date fair value per share, Unvested, Granted	$ 7.53	[4]	$ 4.55	[5],[6]
Number of shares, Unvested, Vested	(46,178)	[6]	(114,953)	[5]
Weighted average grant date fair value per share, Unvested, Vested	$ 7.12	[6]	$ 14.35	[5]
Number of shares, Unvested, ending balance			9,643
Weighted average grant date fair value per share, Unvested, ending balance			$ 5.60

[1]	On October 14, 2025, the Company granted 140,762 RSUs to executives and employees of the Company, which vest in one-third increments on October 14, 2026, June 30 of 2027 and 2028. The vesting of these RSUs resulted in stock-based compensation of $108,970 for the year ended December 31, 2025, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On January 29, 2024, the Company granted 19,216 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On March 13, 2024, the Company granted 258,513 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On October 14, 2025, 36,535 DSUs were issued to the Company’s Directors which vested immediately.
[5]	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.
[6]	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.